CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 635,606	¥ 4,424,963	¥ 5,556,482	¥ 6,741,780
Operating costs and expenses:
Sales and marketing (including services provided by related parties of RMB417,059 in 2017, RMB37,769 in 2018 and RMB42,770 in 2019)	(336,611)	(2,343,428)	(1,746,375)	(2,243,723)
Origination and servicing (including services provided by related parties of RMB81,762 in 2017, RMB39,000 in 2018 and RMB15,120 in 2019)	(163,385)	(1,137,451)	(444,830)	(502,050)
General and administrative (including share- based compensation of RMB2,180,505 in 2017, RMB508,162 in 2018 and RMB353,151 in 2019)	(166,013)	(1,155,747)	(1,159,746)	(3,073,575)
Provision(reversal) for doubtful contract assets and receivables	(308,633)	(2,148,638)	2,637	(1,881)
Total operating costs and expenses	(974,642)	(6,785,264)	(3,348,314)	(5,821,229)
Interest income	32,427	225,751	208,350	73,639
Impairment loss of investments	(22,250)	(154,898)	(23,140)	0
Gain recognized on remeasurement of previously held equity interest in acquiree	2,337	16,272
Net loss from disposal of subsidiaries | ¥			(257)	(8,135)
Other income, net	7,592	52,852	25,608	25,429
Income (loss) before income tax expense and earnings (loss) in equity method investments	(318,930)	(2,220,324)	2,418,729	1,011,484
Income tax benefit (expense)	25,079	174,597	(402,403)	(352,432)
Earnings (loss) in equity method investments, net of tax of nil, nil and RMB3,425 in 2017, 2018 and 2019	(15,501)	(107,918)	(41,143)	64,701
Net income (loss)	(309,352)	(2,153,645)	1,975,183	723,753
Net income (loss) attributable to the non-controlling interest shareholders	(852)	(5,931)	6,621	(126,049)
Net income (loss) attributable to 9F Inc.	(310,204)	(2,159,576)	1,981,804	597,704
Change in redemption value of preferred shares (Note 14)	(1,538)	(10,711)	(17,225)	(47,759)
Deemed dividend to preferred shareholders | ¥				(103,550)
Net income (loss) attributable to ordinary shareholders	$ (311,742)	¥ (2,170,287)	¥ 1,964,579	¥ 446,395
Net income (loss) per ordinary share
Basic | (per share)	$ (1.79)	¥ (12.43)	¥ 10.57	¥ 3.23
Diluted | (per share)	$ (1.79)	¥ (12.43)	¥ 9.41	¥ 2.93
Weighted average number of ordinary shares used in computing net income (loss) per ordinary share
Basic | shares	174,552,468	174,552,468	162,672,800	124,413,700
Diluted | shares	174,552,468	174,552,468	185,735,200	138,465,500
Loan facilitation services
Net revenues:
Total net revenues	$ 499,569	¥ 3,477,897	¥ 4,960,671	¥ 6,272,796
Post-origination services
Net revenues:
Total net revenues	86,864	604,732	367,439	256,916
Others
Net revenues:
Total net revenues	$ 49,173	¥ 342,334	¥ 228,372	¥ 212,068